Note 10 - Asset Retirement Obligations - Asset Retirement Obligations (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Balance at beginning of the year	¥ 639,494	¥ 595,183
Liabilities incurred	49,609	31,980
Liabilities settled	(7,608)
Accretion expense	12,714	12,331
Balance at end of the year	¥ 694,209	¥ 639,494